UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-04254
Legg Mason Partners Income Trust
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: October 31
Date of reporting period: July 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST
LEGG MASON PARTNERS
SHORT DURATION MUNICIPAL INCOME FUND
FORM N-Q
JULY 31, 2007

Legg Mason Partners Short Duration Municipal Income Fund
Schedule of Investments (unaudited)
July 31, 2007

Face
Amount	Security	Value

MUNICIPAL BONDS — 91.8%
Arizona — 10.2%
$3,105,000	University of Arizona, COP, Series A, AMBAC-Insured, 5.250% due 6/1/10	$3,217,712

California — 9.9%
3,000,000	Compton, CA, Community RDA, Refunding, Tax Allocation Redevelopment Project, Series A, AMBAC-Insured, 5.000% due 8/1/11	3,135,630

Colorado — 3.6%
1,065,000	Denver, CO, City & County, Airport Revenue, Series A, 14.000% due 11/15/08 (a)	1,143,799

Illinois — 9.9%
3,000,000	Illinois State Sales Tax Revenue, 5.000% due 6/15/11	3,123,810

Michigan — 7.5%
2,260,000	Michigan State Trunk Line, FGIC-Insured, 5.000% due 11/1/11	2,363,440

New Jersey — 9.9%
3,000,000	New Jersey Transportation Trust Fund Authority, Transportation Systems, Series C, 5.000% due 6/15/11 (b)	3,128,190

New York — 5.3%
1,650,000	New York State Dormitory Authority Revenue, Fashion Institute of Technology Student Housing Corp., FGIC-Insured, 5.000% due 7/1/09	1,689,485

Ohio — 4.9%
1,500,000	American Municipal Power-Ohio Inc., Electricity Purchase Revenue, Series A, 5.000% due 2/1/11	1,538,130

Tennessee — 4.8%
1,500,000	Clarksville, TN, Natural Gas Acquisition Corp. Gas Revenue, 5.000% due 12/15/08	1,517,295

Texas — 16.1%
2,000,000	Northside, TX, ISD, GO, Series B, PSF-Guaranteed, SPA-Dexia Credit Local, 3.700% due 8/1/10 (c)(d)	1,984,900

3,000,000	Texas State, GO, Transport Commission — Mobility Fund, 5.000% due 4/1/11	3,116,610

	Total Texas	5,101,510

Virginia — 4.8%
1,500,000	York County, VA, IDA, PCR, Virginia Electrical & Power Co., Remarketed 11/8/02, 5.500% due 7/1/09	1,512,495

Wyoming — 4.9%
1,500,000	Sweetwater, WY, County Improvement Project, Powers Board Lease Revenue, MBIA-Insured, 5.000% due 12/15/11	1,556,445

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $29,093,013)	29,027,941

SHORT-TERM INVESTMENTS — 11.4%
Michigan — 4.8%
1,500,000	University of Michigan, Revenue, Refunding, Hospital, Series A, 3.690%, 8/1/07 (e)	1,500,000

New Hampshire — 0.6%
200,000	New Hampshire HEFA Revenue, Dartmouth College, Series B, SPA-JPMorgan Chase, 3.740%, 8/1/07 (e)	200,000

Texas — 6.0%
1,900,000	Harris County, TX, Health Facilities Development Corp. Revenue, Special Facilities, Texas Medical Center Project, MBIA-Insured, SPA-JPMorgan Chase, 3.700%, 8/1/07 (e)	1,900,000

See Notes to Schedule of Investments.

Legg Mason Partners Short Duration Municipal Income Fund
Schedule of Investments (unaudited) (continued)
July 31, 2007

Face
Amount	Security	Value

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $3,600,000)	3,600,000

	TOTAL INVESTMENTS — 103.2% (Cost — $32,693,013#)	32,627,941

	Liabilities in Excess of Other Assets — (3.2)%	(1,011,351)

	TOTAL NET ASSETS — 100.0%	$31,616,590

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Bonds are escrowed to maturity by U. S. government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2007.

(d)	Maturity date shown represents the mandatory tender date.

(e)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviations used in this schedule:
AMBAC – Ambac Assurance Corporation
COP – Certificate of Participation
FGIC – Financial Guaranty Insurance Company
GO – General Obligation
HEFA – Health & Educational Facilities Authority
IDA – Industrial Development Authority
ISD – Independent School District
MBIA – Municipal Bond Investors Assurance Corporation
PCR – Pollution Control Revenue
PSF – Permanent School Fund
RDA — Redevelopment Agency
SPA — Standby Bond Purchase Agreement

Summary of Investments by Industry *
Education	21.1%
Public Facilities	14.3
Utilities	14.0
Hospitals	11.0
Transportation	10.8
Tax Allocation	9.6
Escrowed to Maturity	9.6
General Obligation	9.6

100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of July 31, 2007 and subject to change.
Ratings Table† (unaudited)
S&P/Moody’s‡

AAA/Aaa	61.9%
AA/Aa	18.9
A	3.5
BBB/Baa	4.7
A-1/VMIG1	11.0

100.0%

†	As a percentage of total investments.

‡	S&P primary rating; Moody’s secondary

See pages 3 and 4 for definition of ratings.	See Notes to Schedule of Investments.

Bond Ratings (unaudited)
The definitions of the applicable rating symbols are set forth below:
Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC,
CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

3

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
NR	—	Indicates that the bond is not rated by Standard & Poor’s and Moody’s.
Short-Term Security Ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

4

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Short Duration Municipal Income Fund (the “Fund”) is a separate diversified series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 16, 2007, the Fund was a separate diversified investment fund of Legg Mason Partners Trust II, a Massachusetts business trust, registered under the 1940 Act.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
(b) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At July 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$49,931
Gross unrealized depreciation	(115,003)

Net unrealized depreciation	$(65,072)

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ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer

Date: September 26, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer

Date: September 26, 2007

By	/s/ Frances M. Guggino
Frances M. Guggino Chief Financial Officer

Date: September 26, 2007